Summary of Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 880	$ 950
Unused Virtual Point
Deferred Revenue Arrangement [Line Items]
Deferred revenue	702	724
Unamortized Virtual Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	168	$ 226
Advances For Pre-Order Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 10